EQUITY	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 8- EQUITY

At December 31, 2011, the Company reserved shares of common stock for issuance upon exercise as follows:

Options	641,385
Warrants	7,250,566
Convertible Notes	2,735,206
Total Shares Reserved	10,627,157

Options:

As of December 31, 2011, there was approximately $361,000 of total unrecognized costs related to unvested stock options granted to employees. These costs are expected to be recognized over the next two fiscal years.

Warrants:

Pursuant to the Offering described in Note 7, on November 1, 2011, we issued warrants to Subscribers to purchase approximately 2.2 million shares of Common Stock of the Company in the first of three (3) closings of a private placement.

As part of the Offering, on November 18, 2011, we issued to Subscribers warrants to purchase approximately 318,000 shares of Common Stock.

As part of the Offering, on December 9, 2011, we issued to Subscribers warrants to purchase approximately 218,000 shares of Common Stock.

In connection with the Offering, we issued warrant to the placement agent (the “Placement Agent Warrants”) to purchase shares of Common Stock. We issued an aggregate of 109,176 Placement Agent Warrants in November and December 2011. We valued and expensed these warrants at $212,040 during the three months ended December 31, 2011, based on the Black-Scholes Model. These warrants have similar terms to those issued to the convertible debt holders, including a reset provision included with the warrants if the Company should obtain equity financing at a price per share lower than that of the exercise price of the warrants. These warrants, similar to those of given to the convertible debt holders, do not meet the definition of being indexed to the Company’s own stock in accordance with ASC 815-40, accordingly the Company has recorded a derivative liability for the value of these warrants. The derivative liability valued at $212,040 upon the warrants grant, was revalued at $210,990 at December 31, 2011. The difference in valuation was $1,050 accounted for as a gain on fair value of derivative.

The warrants issued in the Offering are exercisable for a period of five years from the respective date of issuance at $4.25 per share, subject to weighted average adjustment for issuance below the exercise price, subject to certain exceptions. Cashless exercise is permitted if the average trading volume of the Company’s Common Stock during at least five (5) of the ten (10) consecutive trading days immediately preceding the date of the notice of exercise is at least 10,000 shares, and will be based upon the average of the last sale price of the Common Stock during the five (5) consecutive trading days prior to the notice of exercise. In certain instances, a holder shall not be permitted to exercise the warrant if such exercise would result in such holder’s total ownership of the Company’s Common Stock exceeding 4.9%. The Placement Agent Warrants expire five years from the respective date of issuance and contain substantially the same terms as those issued to Subscribers.

NOTE 11 - EQUITY

Preferred Stock:

The Company is authorized to issue 1,000,000 shares of preferred stock, with a par value of $0.01 per share.  As of September 30, 2011 and 2010, there were no shares of preferred stock issued and outstanding.

Common Stock:

In September 2010, the Board of Directors unanimously approved an amendment to the Company’s Certificate of Incorporation, increasing the Company’s authorized shares of common stock from 200,000,000 to 400,000,000, which was approved by the written consent of the holders of a majority of our issued and outstanding shares of common stock on September 29, 2010. The increase was affected by the filing of an amendment to our certificate of incorporation with the Secretary of State of Delaware on November 23, 2010.

In November 2010, the holder of $398,012 of outstanding indebtedness, exchanged its indebtedness for units consisting of shares of the Company’s common stock and common stock purchase warrants.  The exchange was for 79,602 shares of the Company’s common stock and an equal number of common stock purchase warrants to purchase shares of common stock, which are exercisable for a period of five years at an exercise price of $5.00.  The exchange was at a rate of $5.00 for one share of common stock and one warrant.

In November 2010, the Company sold 33,329 shares of common stock at $6.00 per share in a private placement for proceeds of approximately $200,000.  These investors also received five year warrants to purchase 33,329 shares with an exercise price of $6.00 per share.

On February 11, 2011, the Company sold 142,857 shares of common stock at $7.00 per share in a private placement for proceeds of $1,000,000.

On June 20, 2011, an amendment to the Company’s Certificate of Incorporation was filed, effecting a one-for-twenty reverse split of Boomerang’s common stock.  The par value of the Company’s common stock will remain $0.001 per share and the number of shares of common stock authorized to be issued will remain at 400,000,000.

Options:

On October 6, 2010, the Company granted ten-year non-qualified, fully vested options to the Company’s President, Christopher Mulvihill, to purchase 200,000 shares of common stock exercisable at $5.00 per share.  The Company has valued and expensed these options at $1,000,000 for the year ended September 30, 2011, based on the Black-Scholes Model.  The following weighted assumptions were used for valuing these options: (i) risk free interest rate of 0.13%, (ii) expected life of 10 years (iii) dividend rate of 0.00% and (iv) expected volatility of 402.2%.

On November 24, 2010, the Company granted options to the Company’s then Chief Operating Officer, to purchase common stock comprised of five-year, non-qualified, fully vested options to purchase 50,000 shares exercisable at $5.00 per share.  These options were forfeited in June 2011, three months after his employment ceased.  Since these options vested immediately, the Company has valued and expensed these options at $249,997 for the year ended September 30, 2011, based on the Black-Scholes Model.  The following weighted assumptions were used for valuing these options: (i) risk free interest rate of 0.13%, (ii) expected life of 5 years (iii) dividend rate of 0.00% and (iv) expected volatility of 339.29%.

The Company recorded $1,249,997 and $6,113,789 of compensation expense, net of related tax effects, for the options that were granted that vested during the twelve months ended September 30, 2011 and 2010, respectively, in accordance with ASC 718-10-25. As of September 30, 2011, there is approximately $539,850 of total unrecognized costs related to unvested stock options granted to employees. These costs are expected to be recognized over the next two fiscal years.

The volatility assumption for the period was based on the weighted average for the most recent year and long term volatility measures of our stock as well as certain of our peers. Although stock-based compensation expense, recognized in the accompanying consolidated statement of operations for the twelve months ended September 30, 2011 and 2010, is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures.  ASC 718-10-25 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  Currently the Company has no historical data to use for estimating forfeitures.

The following table summarizes option activity for the years ended September 30, 2011 and 2010:

		Weighted Average
	Options	Exercise Price
Outstanding as of September 30, 2009	125,385	$11,60
Granted	316,000	$2.00
Exercised	-	-
Forfeitures	-	-
Outstanding as of September 30, 2010	441,385	$4.80
Granted	250,000	$5.00
Exercised	-	-
Forfeitures	(50,000)	(5.00)
Outstanding as of September 30, 2011	641,385	$4.82

The following table summarizes information about stock options outstanding and exercisable as of September 30, 2011 and 2010:

Period	Range of Exercise Price	Number Outstanding	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price Exercisable Options	Weighted Average Remaining Life in Years Exercisable Options

9/30/2011	$2.00-18.00	641,385	7.56	$4.82	597,635	$5.02	7.91

9/30/2010	$2.00-18.00	441,385	7.88	$4.80	361,885	$5.20	8.80

Warrants:

On October 1, 2010, the Company entered into an amended and restated employment agreement with our Chief Executive Officer, Mark Patterson.  The amended agreement provides for a base salary of $200,000 per year and provides for a grant of an aggregate of 1,080,000 five-year warrants with an exercise price of $5.00 per share that vest and become exercisable as follows: (i) 270,000 on October 1, 2010, (ii) 210,000 on each of February 1, August 1, 2011 and February 1, 2012, and (iii) 180,000 on August 1, 2012.  The amended agreement provides Mr. Patterson with a right of first refusal, pursuant to which Mr. Patterson has the right, but not the obligation, to maintain his then pro rata share of the Company’s issued and outstanding shares and warrants by purchasing additional shares and warrants each time the Company offers shares and/or warrants for sale.  The Company has valued and expensed a total of 690,000 vested warrants at $3,502,418 during the year ended September 30, 2011, based on the Black-Scholes Model.

On November 12, 2010, the Company issued five-year warrants to our Chief Executive Officer, Mark Patterson, in connection with the amendment and termination of his prior employment agreement, to purchase 280,000 shares of the Company’s common stock at an exercise price of $5.00 per share.  These warrants were issued in conjunction with an amendment to the Executive employment agreement entered into with Mr. Patterson in June 2010.  Using the Black-Scholes Model, the Company has valued these warrants at approximately $1,399,985, of which $699,998 was expensed during the fiscal year ended September 30, 2010 and the remaining $699,987 was expensed during the year ended September 30, 2011.

On November 30, 2010, the Company granted options to a consultant to purchase up to 5,000 shares of the Company’s common stock at an exercise price of $5.00 per share.  These options vest immediately and shall expire after a period of 5 years.  The Company has valued and expensed these warrants at approximately $25,000 during the year ended September 30, 2011, based on the Black-Scholes Model.

Between December 23 and December 29, 2010, the Company received commitments from nine accredited investors for a line of credit of up to $3,250,000, including commitments of an aggregate of $1,750,000 by four related parties.  Each lender received one warrant to purchase one share of the Company’s common stock for each dollar that was committed.  Accordingly, the Company granted an aggregate of 162,500 five year warrants at an exercise price of $6.00 per share to these lenders, 87,500 of which were issued to related parties.  Using the Black-Scholes Model, the Company has valued and expensed these warrants at $974,985 during the year ended September 30, 2011, of which $524,992 pertains to related parties.

In February and March 2011, in connection with the line of credit draw, five-year warrants were issued to purchase 325,000 shares of common stock at an exercise price of $6.00 per share, including a total of 175,000 warrants issued to four related parties.  Using the Black-Scholes Model, the Company has valued and expensed these warrants at $1,949,942 during the year ended September 30, 2011, including $1,049,969 for warrants issued to the four related parties.

In May 2011, in connection with a draw on the aforementioned line of credit, five-year warrants were issued to purchase 162,500 shares of common stock at an exercise price of $6.00 per share, including a total of 87,500 warrants issued to four related parties.  Using the Black-Scholes Model, the Company has valued and expensed these warrants at $974,939 during the year ended September 30, 2011, including $524,967 for warrants issued to the four related parties.

When the above warrants were granted, the fair value of each warrant granted was estimated on the date of grant using the Black-Scholes valuation model.  The following weighted assumptions were used for these warrants granted during the fiscal year ended September 30, 2011: (i) risk free interest rate of 0.199%, (ii) expected life of five years, (iii) dividend rate of 0.00% and (iv) expected volatility between 357.2 – 403.1%.

The following table summarizes warrant activity for the years ended September 30, 2010 and 2009:

		Weighted Average
	Warrants	Exercise Price
Outstanding as of September 30, 2009	333,902	$16.60
Granted	2,124,350	$5.00
Exercised	-	-
Forfeitures	-	-
Outstanding as of September 30, 2010	2,458,252	$6.60
Granted	1,737,932	$5.95
Exercised	-	-
Forfeitures	-	-
Outstanding as of September 30, 2011	4,196,184	$5.17